TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Current income tax expenses	13,858	137,939	396,512
Deferred income tax benefit	(1,572)	(13,146)	(21,431)
Income tax expenses	12,286	124,793	375,081

Schedule of reconciliation between the income tax (benefit)/expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Income before income tax	178,493	1,450,623	3,185,291
Tax expenses at Hong Kong profit tax rate of 16.5%	29,451	239,353	524,907
Changes of valuation allowance	30,172	14,348	101,653
Tax effect of permanent differences	5,486	9,029	22,047
Effect of income tax in jurisdictions other than Hong Kong	(4,143)	(4,386)	(32,182)
Super deduction of research and development expenses	(19,277)	(29,081)	(62,966)
Final settlement differences	(18,038)	—	(602)
Income not subject to tax (1)	(11,365)	(104,470)	(177,776)
Income tax expenses	12,286	124,793	375,081
(1)

This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients’ orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

Schedule of components of the deferred tax assets and liabilities

	As of December 31,
	2020	2021

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	64,092	158,826
Accrued expenses and others	22,348	50,408
Less: valuation allowance	(67,769)	(169,422)
Total deferred tax assets	18,671	39,812
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,497)	(1,495)
Net deferred tax assets	17,174	38,317

Total deferred tax liabilities	3,101	2,131
Set-off of deferred tax assets pursuant to set-off provisions	(1,497)	(1,495)
Net deferred tax liabilities	1,604	636

Schedule of movement of valuation allowance

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Balance at beginning of the year	23,249	53,421	67,769
Additions	30,188	30,935	108,347
Reversals	(16)	(16,587)	(6,694)
Balance at end of the year	53,421	67,769	169,422